Equity-Accounted Investees - Other investments (Detail) - USD ($)			12 Months Ended
	Dec. 06, 2017	Aug. 22, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 19, 2018	Dec. 31, 2010
Disclosure of joint operations [line items]
Investment in associates			$ 12,400,000	$ 5,700,000
Total equity accounted investees			12,400,000	5,700,000
Total equity accounted investees			84,900,000	178,800,000
Lunnon Metals Limited
Disclosure of joint operations [line items]
Total equity accounted investees			$ 12,400,000	5,700,000
Acquired proportion of ownership interest in associate			2.31%
Share of profit (loss) of associates accounted for using equity method			$ 1,900,000	$ 1,000,000
Proportion of ownership interest in associate			33.96%	31.65%
Rusoro Mining Limited
Disclosure of joint operations [line items]
Total equity accounted investees			$ 0	$ 0
Proportion of ownership interest in associate			24.80%	25.70%
Total equity accounted investees							$ 0
Fair value of investment based on quoted market price			$ 5,200,000	$ 5,500,000
Unrecognised share of profits			3,800,000	3,100,000
Cumulative unrecognised share of losses			$ 214,700,000	$ 210,900,000
Pre and post award		$ 967,800,000
Excess of pre and post award		$ 1,700,000,000
Arbitration settlement	$ 1,300,000,000
Accrued interest percentage					9.00%
Total settlement agreement amount						$ 1,280,000,000